PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
PRINCIPAL ACCOUNTING POLICIES
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$34,468	$34,468

	December 31, 2024
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, available-for-sale debt securities	$—	$—	$30,824	$30,824

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets and liabilities are as follows:

	Investments in available-for-sale	Put right
	debt securities	liabilities
Fair value of Level 3 financial liabilities as of December 31, 2023	$—	$13,852
Purchase of available-for-sale debt securities	19,000	—
Fair value change and extinguishment of put right liabilities	—	(11,876)
Fair value of Level 3 financial liabilities as of June 30, 2024	$19,000	$1,976

Fair value of Level 3 financial assets as of December 31, 2024	$30,824	$—
Fair value change of available-for-sale debt securities	3,644	—
Fair value of Level 3 financial assets as of June 30, 2025	$34,468	$—

Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss (the segment results have been recast for all periods to reflect the continuing operations of the Group):

	Six Months Ended June 30,
	2025	2024
Segment revenue	$—	$—
Less:
Segment research and development expenses:
Direct clinical development expenses	189	5,776
Employee-related expenses	2,775	3,730
Other research and development expenses(1)	1,107	1,759
Segment administrative expenses(2)	8,309	14,378
Other segment items(3)	(3,726)	(7,283)
Segment loss	$(8,654)	$(18,360)

(1)
Other research and development expenses include professional service fees and other R&D overhead expenses.
(2)
Segment administrative expenses include professional service fees and other administrative overhead expenses.
(3)
Other segment items include equity in loss of affiliate, interest income, change in the fair value of available-for-sale securities and put right liabilities, foreign currency exchange gains and losses, amortization and depreciation expense and other overhead expenses.